CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2018
Disclosure of convertible debentures [Abstract]
CONVERTIBLE DEBENTURES

11.	CONVERTIBLE DEBENTURES

June 2018

In June, 2018, the Company issued secured convertible debentures for gross proceeds of $1,000,000 under the following terms:

  A term of one year;

  An interest rate of 1% per month, payable monthly; and

  Convertible into common shares of the Company at $0.20 per common share, until June 12, 2019, subject to adjustment in certain events.

In connection with the convertible debentures, the Company also issued 5,000,000 share purchase warrants to the holders exercisable at a price of $0.25 per common share for a period of one year. T he Company also incurred cash debt issuance costs of $76,791.

In November, 2018, the terms of these convertible debentures were modified as follows:

  The conversion price was reduced to $0.10 per common share;

  The expiry date of the original warrants was extended to November 13, 2019;

  The exercise price of the share purchase warrants was reduced to $0.125 per common share; and

  The Company issued 5,000,000 additional share purchase warrants to the purchasers exercisable at a price of $0.125 per common share, subject to certain adjustments in certain events with an expiry date of November 13, 2019.

The convertible debentures are secured against the assets of the Company and its subsidiaries pursuant to the terms of a general security agreement of the Company issued in favor of the holders.

November 2018

In November, 2018, the Company issued secured convertible debentures for gross proceeds of $500,000 under the following terms:

  A term of seven months;

  An interest rate of 1% per month, payable monthly; and

  Convertible into common shares of the Company at $0.10 per common share, until June 12, 2019, subject to adjustment in certain events.

In connection with the convertible debentures, the Company also issued 5,000,000 share purchase warrants to the purchasers exercisable at a price of $0.125 per common share for a period of one year until November 13, 2019. The Company also incurred cash debt issuance costs of $46,295.

The convertible debentures are secured against the assets of the Company and its subsidiaries pursuant to the terms of a general security agreement of the Company issued in favor of the holders.

For accounting purposes, the convertible debentures are separated into their liability and equity components using the residual method. The fair value of the liability component at the time of issue was determined based on an estimated rate of 17% for convertible debentures without the conversion feature. The fair value of the equity component was determined as the difference between the face value of the convertible debentures and the fair value of the liability component. After initial recognition the liability component is carried on an amortized cost basis and will be accreted to its face value over the term to maturity of the convertible debentures at the effective rates noted below.

	June 2018	November 2018	Total
	$	$	$
Principal amount	1,000,000	500,000	1,500,000

Equity portion	35,738	17,845	53,583
Transaction costs	(2,933)	(1,464)	(4,397)
Deferred income tax liability	(31,022)	(15,491)	(46,513)
Allocation to contributed surplus	1,783	890	2,673

Liability portion	964,262	482,155	1,446,417
Transaction costs	(79,125)	(39,564)	(118,689)
Accretion expense	60,267	4,629	64,896
Converted	(5,000)	-	(5,000)
Carrying value	940,404	447,220	1,387,624

Effective interest rate	25%	25%

During the year ended December 31, 2018, the Company has incurred interest expense of $ 71,836 on the convertible debentures, of which $21,836 remains payable and has been recorded within interest payable on the consolidated statement of financial position.